One Financial Center Boston, MA 02111 617-542-6000 617-542-2241 fax www.mintz.com
Michael L. Fantozzi | 617 348 1640 | mlfantozzi@mintz.com

April 2, 2010

VIA EDGAR

Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Washington, D.C. 20549

Attention: Filing Desk

Re:	Alphatec Holdings, Inc.

Registration Statement on Form S-3

Filed February 12, 2010

File No. 333-164891

Ladies and Gentlemen:

On behalf of our client Alphatec Holdings, Inc. (the “Company”), we are hereby filing with the Securities and Exchange Commission (the “Commission”) Amendment No. 1 (the “Amendment”) to the above-captioned registration statement (the “Registration Statement”). Set forth below are the Company’s responses to the comments given by letter (the “Comment Letter”) dated March 9, 2010 from Russell Mancuso, Branch Chief of the staff (the “Staff”) of the Division of Corporation Finance of the Commission to Dirk Kuyper, the Company’s president and chief executive officer. The responses are numbered to correspond to the comments set forth in the Comment Letter, which for convenience we have incorporated into the response letter. We are delivering one marked complete courtesy copy of the Amendment and one courtesy copy of the Comment Letter to Mr. Mancuso as well as to Gabriel Eckstein of the Staff of the Commission.

Fee Table

1.	Comment: Footnote (3) appears to contemplate the exchange of outstanding securities for securities to be offered through this registration statement. Please note that Forms S-3 is not available for such exchange transactions. In this regard, please see the transaction requirements in General Instruction I.B of Form S-3.

Mintz, Levin, Cohn, Ferris, Glovsky and Popeo, P.C.

BOSTON | WASHINGTON | NEW YORK | STAMFORD | LOS ANGELES | PALO ALTO | SAN DIEGO | LONDON

MINTZ, LEVIN, COHN, FERRIS, GLOVSKY AND POPEO, P.C.

Mintz, Levin, Cohn, Ferris, Glovsky and Popeo, P.C.

Securities and Exchange Commission

April 2, 2010

Response: The Company acknowledges the Staff’s comment and has revised footnote (3) to remove the reference to “exchange,” as an exchange of outstanding securities for securities to be offered through the Registration Statement is not being contemplated.

Selling Stockholders, page 23

2.	Comment: With a view toward disclosure, please tell us when the selling shareholder acquired the offered securities. Include the nature of the transaction and the amount of consideration paid.

Response: The Company acknowledges the Staff’s comment and in response has added disclosure to pages 23 and 24 of the Amendment.

3.	Comment: Please reconcile the intention to sell the securities evidenced by the filing of this registration statement with the shareholders’ intention to vote the shares at your upcoming special meeting of stockholders.

Response: The Company acknowledges the Staff’s comment and respectfully submits that disclosure regarding the shareholders’ intention to vote at the meeting is no longer applicable, as the special meeting of stockholders was held on March 16, 2010. The Company supplementally advises the Staff that the shareholders voted their shares in favor of the proposal at the special meeting.

4.	Comment: If you intend that the registration statement will not be effective before the stockholders’ meeting, please update the table to include the shares to which the selling shareholder has the right to acquire within 60 days.

Response: The Company acknowledges the Staff’s comment and has revised the selling stockholders table on page 23 of the Amendment accordingly.

Incorporation by Reference, page 27

5.	Comment: Before requesting acceleration of effectiveness, please file the information required in Part III of your Form 10-K for the fiscal year ended December 31, 2009. Refer to Securities Act Forms Compliance and Disclosure Interpretations Question 123.01.

Response: The Company acknowledges the Staff’s comment and advises the Staff that it has filed the information required in Part III of its Form 10-K for the fiscal year ended December 31, 2009 (the “Form 10-K”) by filing an amendment to the Form 10-K containing such information on the same date hereof.

MINTZ, LEVIN, COHN, FERRIS, GLOVSKY AND POPEO, P.C.

Mintz, Levin, Cohn, Ferris, Glovsky and Popeo, P.C.

Securities and Exchange Commission

April 2, 2010

Item 16, Exhibits, page II-2

6.	Comment: Please file those exhibits that you indicate will be filed by pre-effective amendment.

Response: The Company acknowledges the Staff’s comment and has filed with the Amendment the exhibits that it has indicated will be filed by pre-effective amendment.

7.	Comment: Please file the indentures, not merely “forms of” the indentures.

Response: The Company acknowledges the Staff’s comment and has filed the indentures as exhibits to the Amendment.

8.	Comment: We note your pending request for confidential treatment. Please be advised that we will issue any comments on your confidential treatment application in a separate letter. Please resolve all comments prior to requesting acceleration of the effective date of this registration statement.

Response: The Company acknowledges the Staff’s comment and will resolve any comments on its pending confidential treatment request prior to requesting acceleration of the effectiveness of the Registration Statement.

*    *    *

MINTZ, LEVIN, COHN, FERRIS, GLOVSKY AND POPEO, P.C.

Mintz, Levin, Cohn, Ferris, Glovsky and Popeo, P.C.

Securities and Exchange Commission

April 2, 2010

When appropriate, the Company will provide a written request for acceleration of the effective date of the registration statement and will include the requested “Tandy” language therein. The Company is aware of its obligations under Rules 460 and 461 regarding requesting acceleration of the effectiveness of the registration statement.

We hope that the above responses and the related revisions to the Amendment will be acceptable to the Staff. Please do not hesitate to call me or my partner Scott A. Samuels at (617) 542-6000 with any comments or questions regarding the Amendment and this letter. We thank you for your time and attention.

Very truly yours,

/s/ Michael L. Fantozzi
Michael L. Fantozzi

cc:	Securities and Exchange Commission

Russell Mancuso

Gabriel Eckstein

Alphatec Holdings, Inc.

Peter C. Wulff

Ebun S. Garner, Esq.

Mintz, Levin, Cohn, Ferris, Glovsky and Popeo, P.C.

Scott A. Samuels, Esq.

Daren Graham, Esq.